CONCENTRATIONS (Details Textual) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Concentration Risk [Line Items]
Contract Receivable Retainage		$ 730,000	$ 326,000
Accounts Receivable [Member]
Concentration Risk [Line Items]
Contract Receivable Retainage	$ 999,000	$ 326,000